[CONSECO LOGO]

CONSECO VARIABLE INSURANCE COMPANY



Annual Report
to Contract Owners
December 31, 2000

                                              Conseco Variable Annuity Account E

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT E                                          PAGE
Statement of Assets and Liabilities as of December 31, 2000 ................   2
Statements of Assets and Liabilities--Unit Progression as of
  December 31, 2000 ........................................................   6
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2000 .....................................   8
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1999 .....................................  16
Notes to Financial Statements ..............................................  22
Report of Independent Accountants ..........................................  26

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000


================================================================================

                                              SHARES       COST        VALUE
--------------------------------------------------------------------------------
Assets:
Investments in portfolio shares,
  at net asset value (Note 2):
  The Alger American Fund:
    Growth Portfolio ...................    314,434.0  $18,118,182  $14,863,296
    Leveraged AllCap Portfolio .........    404,675.3   19,136,968   15,701,400
    MidCap Growth Portfolio ............    199,965.7    6,242,400    6,122,950
    Small Capitalization Portfolio .....    267,406.4    7,646,735    6,281,377
  American Century Variable
    Portfolios, Inc:
    Income and Growth Fund .............    177,406.7    1,317,670    1,261,362
    International Fund .................    133,625.1    1,342,555    1,366,985
    Value Fund .........................    572,308.1    3,249,821    3,817,295
  Berger Institutional
    Products Trust:
    Growth Fund ........................    195,489.3    3,278,792    2,994,897
    Growth and Income Fund .............    603,809.3   13,804,423   13,875,537
    International Fund .................    181,172.1    1,894,702    2,373,354
    New Generation Fund ................     58,702.0      509,686      347,516
    Small Company Growth Fund ..........    309,796.3    7,020,526    6,694,698
  Conseco Series Trust:
    Balanced Portfolio .................  1,731,681.4   24,692,802   23,294,130
    Conseco 20 Focus Portfolio .........     89,691.2    1,062,464      760,710
    Equity Portfolio ...................  2,217,317.3   48,759,571   43,092,379
    Fixed Income Portfolio .............  1,177,279.5   11,264,640   11,333,948
    Government Securities Portfolio ....    367,510.2    4,088,372    4,240,683
    High Yield Portfolio ...............     13,352.6      134,263      134,509
    Money Market Portfolio ............. 12,606,620.8   12,606,621   12,606,621
  The Dreyfus Socially Responsible
    Growth Fund, Inc ...................    285,192.5    9,588,238    9,830,585
  Dreyfus Stock Index Fund .............  1,181,188.1   38,721,918   40,160,397
  Dreyfus Variable Investment Fund:
    Disciplined Stock Portfolio ........    115,740.9    3,095,975    2,799,772
    International Value Portfolio ......     26,294.7      377,378      355,505
  Federated Insurance Series:
    High Income Bond Fund II ...........    393,059.1    3,909,814    3,325,280
    International Equity Fund II .......    112,447.9    2,557,612    2,079,161
    Utility Fund II ....................    202,900.2    2,882,758    2,524,078
  Invesco Variable Investment
    Funds, Inc:
    Equity Income Fund .................     30,074.7      640,702      622,847
    High Yield Fund ....................     83,299.6      939,066      838,827
  Janus Aspen Series:
    Aggressive Growth Portfolio ........    565,129.4   26,709,541   20,514,197
    Growth Portfolio ...................    928,098.6   27,591,331   24,576,050
    Worldwide Growth Portfolio .........  1,153,490.4   37,073,969   42,656,073
  Lazard Retirement Series, Inc:
    Equity Portfolio ...................     20,424.4      229,753      208,328
    Small Cap Portfolio ................     50,345.5      556,996      591,560
  Lord Abbett Series Fund, Inc
    Growth and Income Portfolio ........     55,125.3    1,243,851    1,402,938
  Mitchell Hutchins Series Trust:
    Growth and Income Portfolio ........      6,826.3      104,257       99,118
  Neuberger Berman Advisers
    Management Trust:
    Limited Maturity Bond Portfolio ....    115,793.0    1,492,400    1,527,310
    Partners Portfolio .................    257,299.2    4,386,837    4,160,528
  Rydex Variable Trust:
    Nova Fund ..........................     23,803.5      366,249      330,631
    OTC Fund ...........................     69,875.9    2,310,543    1,595,268
  Seligman Portfolios, Inc.:
    Communications and
      Information Portfolio ............     24,457.4      554,275      361,970
    Global Technology Portfolio ........     15,346.4      378,080      309,077
  Strong Variable Insurance Funds, Inc:
    Mid Cap Growth Fund II .............    602,042.7   16,335,032   14,244,331
  Strong Opportunity Fund II , Inc .....    104,696.5    2,570,605    2,506,435
  Van Eck Worldwide Insurance Trust:
    Worldwide Bond Fund ................     28,722.5      289,912      297,852
    Worldwide Emerging Markets Fund ....    117,674.7    1,422,355      975,523
    Worldwide Hard Assets Fund
      (formerly Gold and Natural
      Resources Fund) (Note 1) .........    110,991.6    1,205,931    1,339,669
    Worldwide Real Estate Fund .........      7,899.4       78,825       83,892
--------------------------------------------------------------------------------
      Total assets .....................                            351,480,849
Liabilities:
  Amounts payable to Conseco
    Variable Insurance Company ..................................       394,060
--------------------------------------------------------------------------------
        Net assets ..............................................  $351,086,789
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000

================================================================================
                                                           UNIT
                                            UNITS          VALUE        VALUE
--------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred
    annuity reserves:
    The Alger American Fund:
      Growth Portfolio ...............    7,089,444.0  $  2.094220  $14,846,855
      Leveraged AllCap Portfolio .....    4,217,436.2     3.718372   15,681,997
      MidCap Growth Portfolio ........    3,038,802.0     2.012682    6,116,142
      Small Capitalization Portfolio .    3,943,932.3     1.590858    6,274,236
    American Century Variable
      Portfolios, Inc.:
      Income and Growth Fund .........    1,135,220.8     1.109872    1,259,950
      International Fund .............      804,027.9     1.698267    1,365,454
      Value Fund .....................    2,641,724.0     1.443358    3,812,953
    Berger Institutional
      Products Trust:
      Growth Fund ....................    1,888,667.1     1.583903    2,991,465
      Growth and Income Fund .........    5,983,611.1     2.315079   13,852,532
      International Fund .............    1,859,553.3     1.274865    2,370,679
      New Generation Fund ............      591,979.3     0.586445      347,163
      Small Company Growth Fund ......    3,247,913.1     2.058935    6,687,242
    Conseco Series Trust:
      Balanced Portfolio .............    7,935,456.1     2.932190   23,268,265
      Conseco 20 Focus Portfolio .....      902,873.4     0.841689      759,939
      Equity Portfolio ...............   10,445,019.4     4.120813   43,041,972
      Fixed Income Portfolio .........    7,762,266.7     1.457140   11,310,709
      Government Securities Portfolio     3,030,069.2     1.396540    4,231,613
      High Yield Portfolio ...........      131,433.0     1.022363      134,372
      Money Market Portfolio .........    9,861,492.8     1.276166   12,584,902
    The Dreyfus Socially
      Responsible Growth Fund, Inc. ..    3,846,715.8     2.552730    9,819,627
    Dreyfus Stock Index Fund .........   16,261,879.9     2.466699   40,113,163
    Dreyfus Variable Investment Fund:
      Disciplined Stock Portfolio ....    2,493,064.7     1.121791    2,796,698
      International Value Portfolio ..      315,003.3     1.127298      355,103
    Federated Insurance Series:
      High Income Bond Fund II .......    2,681,651.0     1.236893    3,316,915
      International Equity Fund II ...    1,014,247.9     2.047634    2,076,808
      Utility Fund II ................    1,616,777.6     1.559439    2,521,266
    Invesco Variable Investment
      Funds, Inc.:
      Equity Income Fund .............      516,136.3     1.205422      622,162
      High Yield Fund ................      939,967.0     0.891467      837,950
    Janus Aspen Series:
      Aggressive Growth Portfolio ....    6,916,096.5     2.962904   20,491,730
      Growth Portfolio ...............    9,293,632.2     2.641461   24,548,767
      Worldwide Growth Portfolio .....   13,388,370.8     3.182477   42,608,182
    Lazard Retirement Series, Inc.:
      Equity Portfolio ...............      187,656.6     1.108912      208,095
      Small Cap Portfolio ............      558,250.8     1.058486      590,901
    Lord Abbett Series Fund, Inc. ....
      Growth and Income Portfolio ....    1,061,340.9     1.320402    1,401,397
    Mitchell Hutchins Series Trust:
      Growth and Income Portfolio ....       97,713.2     1.013250       99,008
    Neuberger Berman Advisers
      Management Trust:
      Limited Maturity Bond Portfolio     1,348,298.0     1.131517    1,525,622
      Partners Portfolio .............    3,098,142.3     1.339627    4,150,355
    Rydex Variable Trust:
      Nova Fund ......................       21,818.1    15.135520      330,228
      OTC Fund .......................       67,445.7    23.626556    1,593,510
    Seligman Portfolios, Inc.:
      Communications and
        Information Portfolio ........      652,389.1     0.554205      361,557
      Global Technology Portfolio ....      458,865.9     0.672937      308,788
    Strong Variable Insurance
      Funds, Inc.:
      Mid Cap Growth Fund II .........    5,610,211.3     2.534281   14,217,852
    Strong Opportunity Fund II , Inc.     1,300,138.8     1.925656    2,503,620
    Van Eck Worldwide
      Insurance Trust:
      Worldwide Bond Fund ............      282,015.9     1.054965      297,517
      Worldwide Emerging
        Markets Fund .................    1,338,555.6     0.727983      974,446
      Worldwide Hard Assets Fund
        (formerly Gold and Natural
        Resources Fund) (Note 1) .....    1,232,833.7     1.085427    1,338,151
      Worldwide Hard Assets Fund
        (Note 1) .....................           65.5     1.359165           89
      Worldwide Real Estate Fund .....       87,043.1     0.962724       83,798
--------------------------------------------------------------------------------
           Net assets attributable
             to contract owners'
             deferred annuity reserves ..........................  $351,031,745
================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000

                                                                      VALUE
================================================================================
Net assets attributable to contract owners'
  deferred annuity reserves (from page 3) .......................   $351,031,745
--------------------------------------------------------------------------------

    Contract owners' annuity payment reserves:
      The Alger American Fund:
        Leveraged AllCap Portfolio ..............................          2,063
      Berger Institutional Products Trust:
        Growth and Income Fund ..................................          6,846
      Conseco Series Trust:
        Equity Portfolio ........................................          2,084
        Fixed Income Portfolio ..................................          9,713
        Government Securities Portfolio .........................          3,900
        Money Market Portfolio ..................................          7,485
      Dreyfus Stock Index Fund ..................................          2,275
      Federated Insurance Series:
        High Income Bond Fund II ................................          4,648
      Neuberger Berman Advisers Management Trust:
        Partners Portfolio ......................................          5,384
      Strong Variable Insurance Funds, Inc.:
        Mid Cap Growth Fund II ..................................         10,646
--------------------------------------------------------------------------------
          Net assets attributable to contract owners'
            annuity payment reserves ............................         55,044
--------------------------------------------------------------------------------

            Net assets ..........................................   $351,086,789
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                          THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                          ============================================================   ==========
                                                                         LEVERAGED         MIDCAP          SMALL          INCOME AND
                                                           GROWTH          ALLCAP          GROWTH      CAPITALIZATION       GROWTH
====================================================================================================================================
Number of units, beginning of year ................    5,480,300.6     3,739,665.2     1,789,442.1     5,276,834.2        746,541.0
Units purchased ...................................    5,395,322.4     2,356,939.2     2,431,264.4     2,687,508.6        715,482.1
Units redeemed ....................................   (3,786,179.0)   (1,879,168.2)   (1,181,904.5)   (4,020,410.5)      (326,802.3)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................    7,089,444.0     4,217,436.2     3,038,802.0     3,943,932.3      1,135,220.8
====================================================================================================================================

                                                            AMERICAN CENTURY
                                                           VARIABLE PORTFOLIOS
                                                               (CONTINUED)                   BERGER INSTITUTIONAL PRODUCTS TRUST
                                                       ===========================        =========================================
                                                                                                         GROWTH AND
                                                       INTERNATIONAL       VALUE           GROWTH          INCOME      INTERNATIONAL
====================================================================================================================================
Number of units, beginning of year ................    1,258,065.8     3,004,508.6     1,462,280.5     2,890,714.8      2,081,810.5
Units purchased ...................................      517,299.2     2,979,820.3     1,199,413.9     4,215,615.3        530,223.0
Units redeemed ....................................     (971,337.1)   (3,342,604.9)     (773,027.3)   (1,122,719.0)      (752,480.2)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................      804,027.9     2,641,724.0     1,888,667.1     5,983,611.1      1,859,553.3
====================================================================================================================================

                                                            BERGER INSTITUTIONAL                    CONSECO SERIES TRUST
                                                         PRODUCTS TRUST (CONTINUED)                      PORTFOLIOS
                                                         ==========================      ==========================================
                                                                          SMALL
                                                             NEW         COMPANY                          CONSECO
                                                         GENERATION       GROWTH          BALANCED        20 FOCUS          EQUITY
====================================================================================================================================
Number of units, beginning of year ................            0.0     1,102,899.8     7,850,427.1             0.0     10,049,304.8
Units purchased ...................................    1,183,405.9     2,892,331.4     1,569,031.0     1,573,684.9      2,012,980.5
Units redeemed ....................................     (591,426.6)     (747,318.1)   (1,484,002.0)     (670,811.5)    (1,617,265.9)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................      591,979.3     3,247,913.1     7,935,456.1       902,873.4     10,445,019.4
====================================================================================================================================

                                                                           CONSECO SERIES TRUST
                                                                           PORTFOLIOS (CONTINUED)
                                                          =========================================================
                                                                                                                           DREYFUS
                                                                                                                          SOCIALLY
                                                           FIXED         GOVERNMENT         HIGH           MONEY         RESPONSIBLE
                                                           INCOME        SECURITIES         YIELD          MARKET          GROWTH
====================================================================================================================================
Number of units, beginning of year ................    5,323,180.1     3,757,732.3             0.0     12,049,203.3     3,333,181.2
Units purchased ...................................    5,211,735.3     3,086,199.1       144,528.9     30,128,706.1     1,443,872.7
Units redeemed ....................................   (2,772,648.7)   (3,813,862.2)      (13,095.9)   (32,316,416.6)     (930,338.1)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of year ..................    7,762,266.7     3,030,069.2       131,433.0      9,861,492.8     3,846,715.8
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                         DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                         INVESTMENT FUNDS                      FEDERATED INSURANCE SERIES                    INVESTMENT FUNDS
                    ===========================     ==============================================     ============================
    DREYFUS
     STOCK          DISCIPLINED   INTERNATIONAL     HIGH INCOME     INTERNATIONAL                        EQUITY
     INDEX             STOCK          VALUE           BOND II         EQUITY II       UTILITY II         INCOME          HIGH YIELD
====================================================================================================================================
  17,965,037.4        332,230.6       85,251.5        3,165,625.8        645,820.6      1,632,263.7      492,759.7      4,745,256.4
   6,820,049.2      3,113,455.4      269,739.6        1,042,415.4        974,614.4        480,713.2      633,823.5      3,371,760.8
  (8,523,206.7)      (952,621.3)     (39,987.8)      (1,526,390.2)      (606,187.1)      (496,199.3)    (610,446.9)    (7,177,050.2)
------------------------------------------------------------------------------------------------------------------------------------
  16,261,879.9      2,493,064.7      315,003.3        2,681,651.0      1,014,247.9      1,616,777.6      516,136.3        939,967.0
====================================================================================================================================

                                                                                         LORD           MITCHELL
                                                            LAZARD RETIREMENT           ABBETT          HUTCHINS
         JANUS ASPEN SERIES PORTFOLIOS                      SERIES PORTFOLIOS           SERIES           SERIES
=============================================          ==========================        FUND             TRUST
  AGGRESSIVE                        WORLDWIDE                                           GROWTH            GROWTH
    GROWTH            GROWTH          GROWTH             EQUITY       SMALL CAP       AND INCOME        AND INCOME
===================================================================================================================
 3,617,752.9      10,090,318.2     12,380,622.3      899,537.0        215,217.6         793,510.8        71,828.8
 4,834,433.2       5,517,889.9      3,688,532.0      747,200.2        663,309.4       1,093,544.3        64,372.3
(1,536,089.6)     (6,314,575.9)    (2,680,783.5)  (1,459,080.6)      (320,276.2)       (825,714.2)      (38,487.9)
------------------------------------------------------------------------------------------------------------------------------------
 6,916,096.5       9,293,632.2     13,388,370.8      187,656.6        558,250.8       1,061,340.9        97,713.2
===================================================================================================================

                                                                                                         STRONG
        NEUBERGER BERMAN                                                                                VARIABLE
      ADVISERS MANAGEMENT                                                                               INSURANCE
        TRUST PORTFOLIOS               RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS              FUNDS
=============================       ==========================      =============================       =========
                                                                    COMMUNICATIONS                                        STRONG
    LIMITED                                                              AND            GLOBAL           MID CAP        OPPORTUNITY
 MATURITY BOND       PARTNERS         NOVA              OTC          INFORMATION      TECHNOLOGY        GROWTH II         FUND II
====================================================================================================================================
   1,194,491.4      3,981,862.2            0.0                0.0              0.0              0.0    1,457,235.0        984,898.5
     912,248.7      2,330,001.7       24,030.7           90,910.4        938,073.9        526,497.8    5,034,812.3        906,972.9
    (758,442.1)    (3,213,721.6)      (2,212.6)         (23,464.7)      (285,684.8)       (67,631.9)    (881,836.0)      (591,732.6)
------------------------------------------------------------------------------------------------------------------------------------
   1,348,298.0      3,098,142.3       21,818.1           67,445.7        652,389.1        458,865.9    5,610,211.3      1,300,138.8
====================================================================================================================================

                                VAN ECK WORLDWIDE
                              INSURANCE TRUST FUNDS
===============================================================================
                                                                      (NOTE 1)
                     EMERGING          HARD            REAL           OLD HARD        COMBINED
      BOND           MARKETS          ASSETS          ESTATE           ASSETS           TOTAL
================================================================================     =============
   2,183,728.7      1,845,366.5    1,426,277.7           80,034.5        65.5         141,483,085.2
     203,107.7      2,033,344.4      612,207.8          508,692.6         0.0         119,712,117.9
  (2,104,820.5)    (2,540,155.3)    (805,651.8)        (501,684.0)        0.0        (107,997,953.9)
--------------------------------------------------------------------------------     --------------
     282,015.9      1,338,555.6    1,232,833.7           87,043.1        65.5         153,197,249.2
================================================================================     ==============

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $ 2,257,115   $ 1,969,076   $   509,496   $ 4,072,890   $   6,164
Expenses:
  Mortality and expense risk fees ..............................      219,401       243,587        60,375       139,052      14,843
  Administrative fees ..........................................       26,328        29,230         7,245        16,686       1,781
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      245,729       272,817        67,620       155,738      16,624
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    2,011,386     1,696,259       441,876     3,917,152     (10,460)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
    Net realized gains (losses) on sales of
      investments in portfolio shares ..........................      890,940     2,580,899       381,275    (3,419,678)     50,091
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................   (5,972,264)  (10,103,876)     (771,843)   (4,048,358)   (176,752)
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....   (5,081,324)   (7,522,977)     (390,568)   (7,468,036)   (126,661)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ...................................  $(3,069,938)  $(5,826,718)  $    51,308   $(3,550,884)  $(137,121)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                           AMERICAN
                                                                                                                            CENTURY
                                                                                                                           VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                  PORTFOLIOS
                                                                  =====================================================   ==========
                                                                                LEVERAGED       MIDCAP         SMALL      INCOME AND
                                                                    GROWTH        ALLCAP        GROWTH    CAPITALIZATION    GROWTH
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 2,011,386   $ 1,696,259   $   441,876   $ 3,917,152   $ (10,460)
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................      890,940     2,580,899       381,275    (3,419,678)     50,091
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .........................   (5,972,264)  (10,103,876)     (771,843)   (4,048,358)   (176,752)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...   (3,069,938)   (5,826,718)       51,308    (3,550,884)   (137,121)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    4,700,542     5,703,218     1,572,717     1,566,106     268,650
  Contract redemptions .........................................   (1,607,007)   (1,358,526)     (188,375)   (1,302,143)    (64,029)
  Net transfers ................................................    1,167,115    (1,593,010)    1,335,426    (2,131,990)    252,451
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .......................    4,260,650     2,751,682     2,719,768    (1,868,027)    457,072
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................    1,190,712    (3,075,036)    2,771,076    (5,418,911)    319,951
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   13,656,143    18,759,096     3,345,066    11,693,147     939,999
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year ................................  $14,846,855   $15,684,060   $ 6,116,142   $ 6,274,236  $1,259,950
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================


 $   37,300     $  144,979     $  100,246     $  362,624     $    7,225     $       --     $  104,310     $3,437,439     $    1,344

     23,235         42,625         44,892        122,546         32,927          2,646         44,410        294,805          3,663
      2,788          5,115          5,387         14,706          3,951            317          5,329         35,377            439
------------------------------------------------------------------------------------------------------------------------------------
     26,023         47,740         50,279        137,252         36,878          2,963         49,739        330,182          4,102
------------------------------------------------------------------------------------------------------------------------------------
     11,277         97,239         49,967        225,372        (29,653)        (2,963)        54,571      3,107,257         (2,758)
------------------------------------------------------------------------------------------------------------------------------------



    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415        (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)      (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (388,966)       403,762       (862,192)    (1,739,624)      (284,890)      (162,294)      (584,123)    (1,847,151)      (343,904)
------------------------------------------------------------------------------------------------------------------------------------
 $ (377,689)    $  501,001     $ (812,225)   $(1,514,252)    $ (314,543)    $ (165,257)    $ (529,552)    $1,260,106     $ (346,662)
====================================================================================================================================


====================================================================================================================================
       AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
============================   ======================================================================     =========================
                                                                                             SMALL
                                              GROWTH AND                       NEW          COMPANY                       CONSECO
INTERNATIONAL     VALUE          GROWTH         INCOME     INTERNATIONAL    GENERATION       GROWTH        BALANCED       20 FOCUS
====================================================================================================================================

 $   11,277     $   97,239     $   49,967     $  225,372     $  (29,653)    $   (2,963)    $   54,571     $3,107,257     $   (2,758)

    568,045       (515,062)       379,432        916,900        169,135           (123)       573,640        419,415        (42,150)

   (957,011)       918,824     (1,241,624)    (2,656,524)      (454,025)      (162,171)    (1,157,763)    (2,266,566)      (301,754)
------------------------------------------------------------------------------------------------------------------------------------
   (377,689)       501,001       (812,225)    (1,514,252)      (314,543)      (165,257)      (529,552)     1,260,106       (346,662)
------------------------------------------------------------------------------------------------------------------------------------

    426,916        417,595        489,305      2,230,540        184,160        212,907      1,441,023      3,061,469        265,483
    (75,876)      (191,204)      (347,811)    (1,158,005)      (515,260)       (21,523)      (175,141)    (1,947,749)       (43,180)
 (1,212,787)      (636,668)       814,756      6,697,475         20,069        321,036      3,486,796       (863,046)       884,298
------------------------------------------------------------------------------------------------------------------------------------

   (861,747)      (410,277)       956,250      7,770,010       (311,031)       512,420      4,752,678        250,674      1,106,601
------------------------------------------------------------------------------------------------------------------------------------
 (1,239,436)        90,724        144,025      6,255,758       (625,574)       347,163      4,223,126      1,510,780        759,939
------------------------------------------------------------------------------------------------------------------------------------
  2,604,890      3,722,229      2,847,440      7,603,620      2,996,253             --      2,464,116     21,757,485             --
------------------------------------------------------------------------------------------------------------------------------------
 $1,365,454     $3,812,953     $2,991,465    $13,859,378     $2,370,679     $  347,163     $6,687,242    $23,268,265     $  759,939
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Investment income:
  Dividends from investments in portfolio shares ...............  $ 7,909,284   $   607,564   $   278,320   $     2,353   $ 781,999
Expenses:
  Mortality and expense risk fees ..............................      584,179       109,697        60,048           549     164,127
  Administrative fees ..........................................       70,102        13,164         7,206            66      19,695
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      654,281       122,861        67,254           615     183,822
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    7,255,003       484,703       211,066         1,738     598,177
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .....................................      761,159      (204,308)     (128,512)           60          --
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ......................   (7,738,209)      476,563       363,632           246          --
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares ....   (6,977,050)      272,255       235,120           306          --
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations ...................................  $   277,953   $   756,958   $   446,186   $     2,044   $ 598,177
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                              CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)
                                                                  ==================================================================
                                                                                   FIXED      GOVERNMENT       HIGH         MONEY
                                                                     EQUITY       INCOME      SECURITIES       YIELD        MARKET
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 7,255,003   $   484,703   $   211,066   $    1,738   $ 598,177
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................      761,159      (204,308)     (128,512)          60          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................   (7,738,209)      476,563       363,632          246          --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...      277,953       756,958       446,186        2,044     598,177
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    5,203,660       819,367       740,283       32,237    6,794,061
  Contract redemptions .........................................   (3,187,041)     (988,718)     (852,862)          --   (3,830,340)
  Net transfers ................................................     (135,625)    3,573,524      (861,727)     100,091   (5,664,918)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................    1,880,994     3,404,173      (974,306)     132,328   (2,701,197)
-----------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............    2,158,947     4,161,131      (528,120)     134,372   (2,103,020)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   40,885,109     7,159,291     4,763,633           --   14,695,407
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $43,044,056   $11,320,422   $ 4,235,513   $  134,372  $12,592,387
===================================================================================================================================

    The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================


 $    81,076    $ 1,093,444    $   29,785     $   35,976     $  355,434     $  298,739     $  142,170     $   34,018     $    7,849

     126,888        587,114        15,067          3,837         44,138         23,230         34,548          8,294         55,862
      15,226         70,454         1,808            460          5,297          2,788          4,146            995          6,703
------------------------------------------------------------------------------------------------------------------------------------
     142,114        657,568        16,875          4,297         49,435         26,018         38,694          9,289         62,565
------------------------------------------------------------------------------------------------------------------------------------
     (61,038)       435,876        12,910         31,679        305,999        272,721        103,476         24,729        (54,716)
------------------------------------------------------------------------------------------------------------------------------------



     562,343      5,097,549         7,146            442       (269,032)       369,480        (32,925)        72,531       (474,432)

  (1,818,484)   (10,706,747)     (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)        58,144
------------------------------------------------------------------------------------------------------------------------------------
  (1,256,141)    (5,609,198)     (329,214)       (28,237)      (680,318)      (809,424)      (393,846)         6,320       (416,288)
------------------------------------------------------------------------------------------------------------------------------------
 $(1,317,179)   $(5,173,322)   $ (316,304)    $    3,442     $ (374,319)    $ (536,703)    $ (290,370)    $   31,049     $ (471,004)
====================================================================================================================================

====================================================================================================================================
                                   DREYFUS VARIABLE                      FEDERATED                            INVESCO VARIABLE
                                   INVESTMENT FUNDS                   INSURANCE SERIES                        INVESTMENT FUNDS
                              =========================     ========================================     =========================
  DREYFUS
 SOCIALLY        DREYFUS
RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL    HIGH INCOME   INTERNATIONAL                    EQUITY         HIGH
   GROWTH         INDEX          STOCK          VALUE          BOND II       EQUITY II     UTILITY II       INCOME         YIELD
====================================================================================================================================


 $  (61,038)   $   435,876     $   12,910     $   31,679     $  305,999     $  272,721     $  103,476     $   24,729     $  (54,716)

    562,343      5,097,549          7,146            442       (269,032)       369,480        (32,925)        72,531       (474,432)

 (1,818,484)   (10,706,747)      (336,360)       (28,679)      (411,286)    (1,178,904)      (360,921)       (66,211)        58,144
------------------------------------------------------------------------------------------------------------------------------------
 (1,317,179)    (5,173,322)      (316,304)         3,442       (374,319)      (536,703)      (290,370)        31,049       (471,004)
------------------------------------------------------------------------------------------------------------------------------------

  2,276,541      8,682,139        342,009        123,936        469,391        525,001        314,836        107,420        442,657
   (465,153)    (3,486,119)       (49,280)       (26,868)      (281,263)      (115,314)      (180,248)       (96,456)      (848,358)
   (372,975)    (9,442,076)     2,404,303        153,402       (861,898)       470,993       (157,856)         5,780     (3,142,643)
------------------------------------------------------------------------------------------------------------------------------------

  1,438,413     (4,246,056)     2,697,032        250,470       (673,770)       880,680        (23,268)        16,744     (3,548,344)
------------------------------------------------------------------------------------------------------------------------------------
    121,234     (9,419,378)     2,380,728        253,912     (1,048,089)       343,977       (313,638)        47,793     (4,019,348)
------------------------------------------------------------------------------------------------------------------------------------
  9,698,393     49,534,816        415,970        101,191      4,369,652      1,732,831      2,834,904        574,369      4,857,298
------------------------------------------------------------------------------------------------------------------------------------
 $9,819,627    $40,115,438     $2,796,698     $  355,103     $3,321,563     $2,076,808     $2,521,266     $  622,162     $  837,950
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================

Investment income:
  Dividends from investments in portfolio shares ...............  $ 2,763,652   $ 2,640,128   $ 4,183,270   $    23,653   $   6,348
Expenses:
  Mortality and expense risk fees ..............................      284,745       402,673       614,410         3,907       4,567
  Administrative fees ..........................................       34,169        48,321        73,729           469         548
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .............................................      318,914       450,994       688,139         4,376       5,115
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ........................    2,444,738     2,189,134     3,495,131        19,277       1,233
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ......................................    1,535,297     5,038,595     2,530,826        39,431      27,240
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................  (13,786,900)  (12,459,154)  (14,772,324)     (107,589)     31,902
------------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .....  (12,251,603)   (7,420,559)  (12,241,498)      (68,158)     59,142
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................................  $(9,806,865)  $(5,231,425)  $(8,746,367)  $   (48,881)  $  60,375
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                            JANUS ASPEN SERIES                 LAZARD RETIREMENT
                                                                                PORTFOLIOS                     SERIES PORTFOLIOS
                                                                  =======================================   =======================

                                                                  AGGRESSIVE                   WORLDWIDE
                                                                    GROWTH        GROWTH        GROWTH        EQUITY      SMALL CAP
====================================================================================================================================
Changes from operations:
  Net investment income (expense) ..............................  $ 2,444,738   $ 2,189,134   $ 3,495,131   $    19,277   $   1,233
  Net realized gains (losses) on sales of investments
    in portfolio shares ........................................    1,535,297     5,038,595     2,530,826        39,431      27,240
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................  (13,786,900)  (12,459,154)  (14,772,324)     (107,589)     31,902
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...   (9,806,865)   (5,231,425)   (8,746,367)      (48,881)     60,375
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    8,413,994     7,818,401     9,263,361        25,246     110,956
  Contract redemptions .........................................     (977,098)   (3,693,970)   (2,742,350)      (12,723)     (1,325)
  Net transfers ................................................    6,918,434    (5,975,529)   (2,546,739)     (768,015)    230,057
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from contract owners' transactions .....................   14,355,330    (1,851,098)    3,974,272      (755,492)    339,688
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ...............    4,548,465    (7,082,523)   (4,772,095)     (804,373)    400,063
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................   15,943,265    31,631,290    47,380,277     1,012,468     190,838
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .............................  $20,491,730   $24,548,767   $42,608,182   $   208,095   $ 590,901
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $   10,483     $    5,491     $   84,913     $1,082,126     $    1,594     $   52,797     $   48,867     $   10,207    $ 1,115,031

     13,788          1,100         16,700         70,417            727          7,785          2,183          1,043         84,445
      1,654            132          2,004          8,450             87            934            262            125         10,133
------------------------------------------------------------------------------------------------------------------------------------
     15,442          1,232         18,704         78,867            814          8,719          2,445          1,168         94,578
------------------------------------------------------------------------------------------------------------------------------------
     (4,959)         4,259         66,209      1,003,259            780         44,078         46,422          9,039      1,020,453
------------------------------------------------------------------------------------------------------------------------------------



     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)       537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)    (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    182,093        (10,545)         3,347     (1,028,656)       (42,191)      (851,635)      (227,773)       (81,843)    (2,699,462)
------------------------------------------------------------------------------------------------------------------------------------
 $  177,134     $   (6,286)    $   69,556     $  (25,397)    $  (41,411)    $ (807,557)    $ (181,351)    $  (72,804)   $(1,679,009)
====================================================================================================================================


====================================================================================================================================
                                                                                                                           STRONG
                                     NEUBERGER BERMAN                                                                     VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST          SELIGMAN PORTFOLIOS            FUNDS
                              ============================  ==========================  ============================     ===========
    LORD         MITCHELL
   ABBETT        HUTCHINS
   SERIES         SERIES
    FUND          TRUST                                                                 COMMUNICATIONS
   GROWTH         GROWTH         LIMITED                                                      AND           GLOBAL         MIDCAP
 AND INCOME     AND INCOME    MATURITY BOND    PARTNERS         NOVA            OTC       INFORMATION     TECHNOLOGY     GROWTH II
====================================================================================================================================

 $   (4,959)    $    4,259     $   66,209     $1,003,259     $      780     $   44,078     $   46,422     $    9,039    $ 1,020,453

     22,826          1,641        (53,520)      (626,543)        (6,573)      (136,360)       (35,468)       (12,841)       537,800

    159,267        (12,186)        56,867       (402,113)       (35,618)      (715,275)      (192,305)       (69,002)    (3,237,262)
------------------------------------------------------------------------------------------------------------------------------------
    177,134         (6,286)        69,556        (25,397)       (41,411)      (807,557)      (181,351)       (72,804)    (1,679,009)
------------------------------------------------------------------------------------------------------------------------------------

    327,124         63,917        315,441        491,157          7,412        819,378        166,083        271,273      2,146,952
    (41,010)        (8,636)       (89,704)      (358,093)        (7,977)        (8,448)       (27,780)          (312)      (715,057)
     20,458        (27,340)       (53,180)    (1,329,036)       372,204      1,590,137        404,605        110,631     10,078,054
------------------------------------------------------------------------------------------------------------------------------------

    306,572         27,941        172,557     (1,195,972)       371,639      2,401,067        542,908        381,592     11,509,949
------------------------------------------------------------------------------------------------------------------------------------
    483,706         21,655        242,113     (1,221,369)       330,228      1,593,510        361,557        308,788      9,830,940
------------------------------------------------------------------------------------------------------------------------------------
    917,691         77,353      1,283,509      5,377,108             --             --             --             --      4,397,558
------------------------------------------------------------------------------------------------------------------------------------
 $1,401,397     $   99,008     $1,525,622     $4,155,739     $  330,228     $1,593,510     $  361,557     $  308,788    $14,228,498
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================


                                                                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                              ------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                    EMERGING        HARD          REAL
                                                               FUND II         BOND          MARKETS       ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.........  $    318,145   $    108,980   $        --   $     15,575     $    1,594
Expenses:
   Mortality and expense risk fees........................        28,139         14,976        23,340         18,071          1,294
   Administrative fees....................................         3,377          1,797         2,801          2,168            155
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.......................................        31,516         16,773        26,141         20,239          1,449
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ..................       286,629         92,207       (26,141)        (4,664)           145
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
                 in portfolio shares .....................       221,625       (247,641)      366,167       (126,424)         3,564
     Net change in unrealized appreciation (depreciation)
                of investments in portfolio shares .......      (396,074)        87,545    (1,252,067)       249,670          8,929
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares     (174,449)      (160,096)     (885,900)       123,246         12,493
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
                operations ...............................  $    112,180   $    (67,889)  $  (912,041)  $    118,582     $   12,638
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000



====================================================================================================================================


                                                                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                              ------------------------------------------------------
                                                               STRONG
                                                             OPPORTUNITY                     EMERGING          HARD          REAL
                                                               FUND II           BOND         MARKETS         ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
 Changes from operations:
    Net investment income (expense) ......................  $    286,629     $    92,207    $    (26,141)  $    (4,664)    $    145
    Net realized gains (losses) on sales of investments
       in portfolio shares ...............................       221,625        (247,641)        366,167      (126,424)       3,564
    Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares ...............      (396,074)         87,545      (1,252,067)      249,670        8,929
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations                                             112,180         (67,889)       (912,041)      118,582       12,638
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
    Net contract purchase payments .......................       562,570          45,715         368,968       138,684        9,506
    Contract redemptions .................................      (158,756)       (189,077)       (122,160)     (173,322)      (6,264)
    Net transfers ........................................       183,405      (1,784,573)       (703,750)     (155,004)       2,077
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
            from contract owners' transactions ...........       587,219      (1,927,935)       (456,942)     (189,642)       5,319
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........       699,399      (1,995,824)     (1,368,983)      (71,060)      17,957
------------------------------------------------------------------------------------------------------------------------------------
 Net assets, beginning of year ...........................     1,804,221       2,293,341       2,343,429     1,409,211       65,841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of year ......................  $  2,503,620     $   297,517    $    974,446   $ 1,338,151     $ 83,798
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================

    VAN ECK
   WORLDWIDE
   INSURANCE
  TRUST FUNDS
 -------------

   (NOTE 1)
    OLD HARD                         COMBINED
     ASSETS                           TOTAL
----------------                 -----------------

  $        --                     $  37,141,073

            2                         4,700,897
           --                           564,104
----------------                 -----------------
            2                         5,265,001
----------------                 -----------------
           (2)                       31,876,072
----------------                 -----------------



           --                        17,793,902

           --                       (97,942,612)
----------------                 -----------------
           --                       (80,148,710)
----------------                 -----------------
  $        (2)                    $ (48,272,638)
================                 =================








================================================================================

    VAN ECK
   WORLDWIDE
   INSURANCE
  TRUST FUNDS
 -------------

    (NOTE 1)
    OLD HARD                         COMBINED
     ASSETS                           TOTAL
----------------                 -----------------


  $         (2)                    $ 31,876,072

           --                        17,793,902

           --                       (97,942,612)
----------------                 -----------------
            (2)                     (48,272,638)
----------------                 -----------------

            --                       80,780,307
            --                      (32,737,911)
            --                        1,177,192
----------------                 -----------------

           --                        49,219,588
----------------                 -----------------
            (2)                         946,950
----------------                 -----------------
            91                      350,139,839
----------------                 -----------------
  $         89                     $351,086,789
================                 =================

CONSECO VARIABLE ANNUITY ACCOUNT E

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                             --------------------------------------------------------   -----------
                                                                             LEVERAGED       MIDCAP         SMALL       INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.......... $    776,884   $    522,645   $   343,247   $    749,200   $        96

Expenses:
   Mortality and expense risk fees.........................      115,958        124,584        30,871         92,307         7,684
   Administrative fees.....................................       13,915         14,950         3,704         11,077           922
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses........................................      129,873        139,534        34,575        103,384         8,606
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................      647,011        383,111       308,672        645,816        (8,510)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
                 in portfolio shares ......................      102,656        872,252        78,297         80,293        18,320
     Net change in unrealized appreciation (depreciation)
                of investments in portfolio shares ........    2,011,423      5,347,823       339,394      2,491,281        93,713
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares    2,114,079      6,220,075       417,691      2,571,574       112,033
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
               operations ................................. $  2,761,090   $  6,603,186   $   726,363   $  3,217,390   $   103,523
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================

                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                             --------------------------------------------------------   -----------
                                                                             LEVERAGED      MIDCAP          SMALL       INCOME AND
                                                               GROWTH         ALLCAP        GROWTH     CAPITALIZATION     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................... $   647,011   $    383,111   $   308,672   $    645,816   $    (8,510)
   Net realized gains (losses) on sales of investments
    in portfolio shares ....................................     102,656        872,252        78,297         80,293        18,320
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .....................   2,011,423      5,347,823       339,394      2,491,281        93,713
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations   2,761,090      6,603,186       726,363      3,217,390       103,523
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................   4,009,371      3,789,407       725,957        860,397       469,755
   Contract redemptions.....................................    (385,154)      (247,907)      (83,518)      (457,073)       (8,847)
   Net transfers............................................   2,263,279      3,593,047      (494,377)     2,156,624       143,774
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions                    5,887,496      7,134,547       148,062      2,559,948       604,682
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets...........    8,648,586     13,737,733       874,425      5,777,338       708,205
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year..............................    5,007,557      5,021,363     2,470,641      5,915,809       231,794
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year ........................ $ 13,656,143   $ 18,759,096   $ 3,345,066   $ 11,693,147   $   939,999
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
         (CONTINUED)                     BERGER INSTITUTIONAL PRODUCTS TRUST                   CONSECO SERIES TRUST PORTFOLIOS
--------------------------------   ----------------------------------------------------   -----------------------------------------

                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------

  $         --   $   380,194   $        450   $         --  $         --   $     16,494   $ 3,987,902   $ 11,479,520   $   411,110


        20,304        47,022         28,774         92,882        17,904         28,170       260,655        396,895        79,131
         2,436         5,643          3,453         11,146         2,149          3,380        31,279         47,627         9,496
------------------------------------------------------------------------------------------------------------------------------------
        22,740        52,665         32,227        104,028        20,053         31,550       291,934        444,522        88,627
------------------------------------------------------------------------------------------------------------------------------------
       (22,740)      327,529        (31,777)      (104,028)      (20,053)       (15,056)    3,695,968     11,034,998       322,483
------------------------------------------------------------------------------------------------------------------------------------



        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163       (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768      (347,279)
------------------------------------------------------------------------------------------------------------------------------------
     1,000,833      (379,481)       959,201      3,213,900     1,058,619        698,957     1,501,368      2,054,931      (427,549)
------------------------------------------------------------------------------------------------------------------------------------
  $    978,093   $   (51,952)  $    927,424   $  3,109,872  $  1,038,566   $    683,901   $ 5,197,336   $ 13,089,929    $ (105,066)
====================================================================================================================================









====================================================================================================================================

      AMERICAN CENTURY
    VARIABLE PORTFOLIOS
         (CONTINUED)                     BERGER INSTITUTIONAL PRODUCTS TRUST                   CONSECO SERIES TRUST PORTFOLIOS
--------------------------------   ----------------------------------------------------   -----------------------------------------

                                                               SMALL
                                               GROWTH AND      COMPANY                                                     FIXED
  INTERNATIONAL     VALUE         GROWTH         INCOME        GROWTH      INTERNATIONAL    BALANCED       EQUITY         INCOME
------------------------------------------------------------------------------------------------------------------------------------

  $    (22,740)  $   327,529   $    (31,777)  $   (104,028) $    (20,053)  $    (15,056)  $ 3,695,968   $ 11,034,998   $   322,483

        63,104       (77,104)        99,951      1,243,906       192,400          8,942       349,105        324,163       (80,270)

       937,729      (302,377)       859,250      1,969,994       866,219        690,015     1,152,263      1,730,768      (347,279)
------------------------------------------------------------------------------------------------------------------------------------
       978,093       (51,952)       927,424      3,109,872     1,038,566        683,901     5,197,336     13,089,929      (105,066)
------------------------------------------------------------------------------------------------------------------------------------
<
       203,602       505,927        352,778      1,430,861       286,430         22,843     2,692,288      4,249,667       906,132
       (24,933)     (153,412)      (112,033)      (793,457)      (65,927)        (1,166)   (1,238,845)    (1,658,283)     (405,393)
        33,834        13,458       (252,139)    (2,685,701)      148,372        (14,553)   (7,694,332)    (5,608,028)      840,161
------------------------------------------------------------------------------------------------------------------------------------

       212,503       365,973        (11,394)    (2,048,297)      368,875          7,124    (6,240,889)    (3,016,644)    1,340,900
------------------------------------------------------------------------------------------------------------------------------------
     1,190,596       314,021        916,030      1,061,575     1,407,441        691,025    (1,043,553)    10,073,285     1,235,834
------------------------------------------------------------------------------------------------------------------------------------
     1,414,294     3,408,208      1,931,410      6,542,045     1,056,675      2,305,228    22,801,038     30,811,824     5,923,457
------------------------------------------------------------------------------------------------------------------------------------
  $  2,604,890   $ 3,722,229   $  2,847,440   $  7,603,620  $  2,464,116   $  2,996,253   $21,757,485   $ 40,885,109   $ 7,159,291
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                   (CONTINUED)                                         INVESTMENT
                                                            ----------------------------                               ------------
                                                                                             DREYFUS
                                                                                             SOCIALLY        DREYFUS
                                                                GOVERNMENT      MONEY       RESPONSIBLE       STOCK     DISCIPLINED
                                                                SECURITIES      MARKET        GROWTH          INDEX       STOCK
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares...........  $    208,403   $    466,644   $    323,807   $    848,258    $  3,882

Expenses:
   Mortality and expense risk fees..........................        35,599        120,813        100,043        514,342       3,126
   Administrative fees......................................         4,272         14,497         12,005         61,721         375
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses.........................................        39,871        135,310        112,048        576,063       3,501
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)....................       168,532        331,334        211,759        272,195         381
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
(depreciation) of investments:
     Net realized gains (losses) on sales of investments
        in portfolio shares ................................       (53,419)           --        569,099         750,331      27,382
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares .................      (216,869)           --      1,295,573       6,256,103       1,880
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares       (270,288)           --      1,864,672       7,006,434      29,262
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
               operations ..................................  $   (101,756)  $   331,334   $  2,076,431   $   7,278,629   $  29,643
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

====================================================================================================================================

                                                                  CONSECO SERIES                                        DREYFUS
                                                                 TRUST PORTFOLIOS                                       VARIABLE
                                                                   (CONTINUED)                                         INVESTMENT
                                                            ----------------------------                               ------------
                                                                                             DREYFUS
                                                                                             SOCIALLY       DREYFUS
                                                                GOVERNMENT      MONEY       RESPONSIBLE      STOCK     DISCIPLINED
                                                                SECURITIES      MARKET        GROWTH         INDEX       STOCK
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)......................... $    168,532   $    331,334   $   211,759   $    272,195    $      381
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................      (53,419)            --       569,099        750,331        27,382
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................     (216,869)            --     1,295,573      6,256,103         1,880
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations    (101,756)       331,334     2,076,431      7,278,629        29,643
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................       413,613      5,982,018     2,198,167      9,744,333       243,883
   Contract redemptions...................................      (152,438)    (1,323,488)     (331,772)    (2,102,160)       (1,559)
   Net transfers..........................................     2,570,373      2,668,928      (751,898)     2,613,043      (149,676)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............     2,831,548      7,327,458     1,114,497     10,255,216        92,648
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........     2,729,792      7,658,792     3,190,928     17,533,845       122,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     2,033,841      7,036,615     6,507,465     32,000,971       293,679
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  4,763,633   $ 14,695,407   $ 9,698,393   $ 49,534,816    $  415,970
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    DREYFUS
   VARIABLE
  INVESTMENT                                                      INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS            INVESTMENT FUNDS             JANUS ASPEN SERIES PORTFOLIOS
---------------  -----------------------------------------  ---------------------------  -------------------------------------------

  INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                      AGGRESSIVE                    WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
  $      8,041   $   595,613   $     53,628   $    268,518  $      9,632   $    325,343   $   293,381   $    133,950   $     63,086


           879        76,596         22,860         41,951         5,554         20,963       106,419        238,216        434,997
           105         9,192          2,743          5,034           667          2,515        12,770         28,586         52,200
------------------------------------------------------------------------------------------------------------------------------------
           984        85,788         25,603         46,985         6,221         23,478       119,189        266,802        487,197
------------------------------------------------------------------------------------------------------------------------------------
         7,057       509,825         28,025        221,533         3,411        301,865       174,192       (132,852)      (424,111)
------------------------------------------------------------------------------------------------------------------------------------



            91      (249,357)       146,565        102,468         7,321          1,541     1,414,594        334,162      2,571,165

        10,335      (209,064)       767,800       (287,128)       43,945       (146,439)    6,256,473      7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
        10,426      (458,421)       914,365       (184,660)       51,266       (144,898)    7,671,067      7,764,783     18,532,232
------------------------------------------------------------------------------------------------------------------------------------
  $     17,483   $    51,404   $    942,390   $     36,873  $     54,677   $    156,967   $ 7,845,259   $  7,631,931   $ 18,108,121
====================================================================================================================================






====================================================================================================================================

    DREYFUS
   VARIABLE
  INVESTMENT                                                      INVESCO VARIABLE
  (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS            INVESTMENT FUNDS             JANUS ASPEN SERIES PORTFOLIOS
---------------  -----------------------------------------  ---------------------------  -------------------------------------------

  INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY                      AGGRESSIVE                    WORLDWIDE
      VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD       GROWTH        GROWTH         GROWTH
------------------------------------------------------------------------------------------------------------------------------------

  $      7,057   $   509,825   $     28,025   $    221,533  $      3,411   $    301,865   $   174,192   $   (132,852)   $  (424,111)

            91      (249,357)       146,565        102,468         7,321          1,541     1,414,594        334,162      2,571,165

        10,335      (209,064)       767,800       (287,128)       43,945       (146,439)    6,256,473      7,430,621     15,961,067
------------------------------------------------------------------------------------------------------------------------------------
        17,483        51,404        942,390         36,873        54,677        156,967     7,845,259      7,631,931     18,108,121
------------------------------------------------------------------------------------------------------------------------------------

        29,652       930,590         85,680        937,941       167,974        403,084     2,346,950      5,238,650      7,151,112
          (120)     (538,823)      (188,919)      (227,339)      (17,639)      (122,694)     (355,291)    (1,184,221)    (1,878,924)
         9,328    (2,847,499)      (897,172)    (1,299,462)      223,672      4,277,974     1,143,153      8,275,443     (3,618,581)
------------------------------------------------------------------------------------------------------------------------------------

        38,860    (2,455,732)    (1,000,411)      (588,860)      374,007      4,558,364     3,134,812     12,329,872      1,653,607
------------------------------------------------------------------------------------------------------------------------------------
        56,343    (2,404,328)       (58,021)      (551,987)      428,684      4,715,331    10,980,071     19,961,803     19,761,728
------------------------------------------------------------------------------------------------------------------------------------
        44,848     6,773,980      1,790,852      3,386,891       145,685        141,967     4,963,194     11,669,487     27,618,549
------------------------------------------------------------------------------------------------------------------------------------
 $     101,191   $ 4,369,652   $  1,732,831   $  2,834,904  $    574,369   $  4,857,298   $15,943,265   $ 31,631,290    $47,380,277
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

FOR THE YEAR ENDED DECEMBER 31, 1999


====================================================================================================================================

                                                                                                                         NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                 LAZARD RETIREMENT                                        TRUST
                                                                 SERIES PORTFOLIOS                                       PORTFOLIOS
                                                           -----------------------------                               ------------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                           SERIES FUND  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares.......... $     36,196   $      2,590   $    70,646   $          1    $    51,597
Expenses:
   Mortality and expense risk fees.........................       14,642          1,461         7,538            940         13,084
   Administrative fees.....................................        1,757            175           905            113          1,570
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses........................................       16,399          1,636         8,443          1,053         14,654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense)...................       19,797            954        62,203         (1,052)        36,943
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
(depreciation) of investments:
     Net realized gains (losses) on sales of investments
           in portfolio shares ............................       61,034         (1,200)       23,084          (136)          3,040
     Net change in unrealized appreciation (depreciation)
           of investments in portfolio shares .............        1,467         (2,123)       (7,310)       (5,478)        (38,552)
------------------------------------------------------------------------------------------------------------------------------------
         Net gain (loss) on investments in portfolio shares       62,501         (3,323)       15,774        (5,614)        (35,512)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .............................. $     82,298   $     (2,369)  $    77,977    $   (6,666)    $     1,431
====================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE YEAR ENDED DECEMBER 31, 1999




====================================================================================================================================

                                                                                                                        NEUBERGER
                                                                                                                          BERMAN
                                                                                                                         ADVISERS
                                                                                                                        MANAGEMENT
                                                                 LAZARD RETIREMENT                                        TRUST
                                                                 SERIES PORTFOLIOS                                       PORTFOLIOS
                                                           -----------------------------                               ------------
                                                                                                          MITCHELL
                                                                                           LORD ABBETT    HUTCHINS
                                                                                           SERIES FUND  SERIES TRUST      LIMITED
                                                                                           GROWTH AND    GROWTH AND      MATURITY
                                                               EQUITY        SMALL CAP       INCOME        INCOME          BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $     19,797   $        954   $    62,203   $     (1,052)   $   36,943
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................        61,034         (1,200)       23,084           (136)        3,040
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         1,467         (2,123)       (7,310)        (5,478)      (38,552)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................        82,298         (2,369)       77,977         (6,666)        1,431
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments.........................        75,768         94,818       341,535         34,644       228,919
   Contract redemptions...................................       (17,879)        (2,007)      (15,618)        (1,378)      (23,338)
   Net transfers..........................................      (316,901)       (48,568)      199,363       (145,156)      (79,322)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..............      (259,012)        44,243       525,280       (111,890)      126,259
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets..........      (176,714)        41,874       603,257       (118,556)      127,690
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year.............................     1,189,182        148,964       314,434        195,909     1,155,819
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of year .......................  $  1,012,468   $    190,838   $   917,691   $     77,353   $ 1,283,509
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT      STRONG
      TRUST       VARIABLE
   PORTFOLIOS     INSURANCE
   (CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------   -----------                     --------------------------------------------------------------------

                                                                                                         (NOTE 1)
                                   STRONG                                                                  OLD
                    MID CAP     OPPORTUNITY                   EMERGING       HARD           REAL           HARD       COMBINED
    PARTNERS       GROWTH II      FUND II          BOND       MARKETS        ASSETS        ESTATE          ASSETS        TOTAL
---------------------------------------------------------------------------------------------------------------------------------

  $    277,185   $     1,822   $    220,843   $    182,453  $         --   $     18,473   $       742   $       --  $ 23,132,476

        95,726        27,334         25,173         31,551        18,701         17,441           579           --     3,319,669
        11,487         3,280          3,021          3,786         2,244          2,093            69           --       398,359
---------------------------------------------------------------------------------------------------------------------------------
       107,213        30,614         28,194         35,337        20,945         19,534           648           --     3,718,028
---------------------------------------------------------------------------------------------------------------------------------
       169,972       (28,792)       192,649        147,116       (20,945)        (1,061)           94           --    19,414,448
---------------------------------------------------------------------------------------------------------------------------------




      (295,817)      603,446         23,921         46,471       (63,354)      (218,833)        1,419           --     9,081,033

       481,873     1,017,981        319,256       (447,508)    1,204,979        447,348        (3,517)          --    57,972,929
---------------------------------------------------------------------------------------------------------------------------------
       186,056     1,621,427        343,177       (401,037)    1,141,625        228,515        (2,098)          --    67,053,962
---------------------------------------------------------------------------------------------------------------------------------
  $    356,028   $ 1,592,635   $    535,826   $   (253,921) $  1,120,680   $    227,454   $    (2,004)  $       --  $ 86,468,410
=================================================================================================================================






====================================================================================================================================

    NEUBERGER
     BERMAN
    ADVISERS
   MANAGEMENT      STRONG
      TRUST       VARIABLE
   PORTFOLIOS     INSURANCE
   (CONTINUED)      FUNDS                                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
--------------   -----------                     --------------------------------------------------------------------

                                                                                                         (NOTE 1)
                                   STRONG                                                                  OLD
                    MID CAP     OPPORTUNITY                   EMERGING       HARD           REAL           HARD        COMBINED
    PARTNERS       GROWTH II      FUND II          BOND       MARKETS        ASSETS        ESTATE          ASSETS        TOTAL
-----------------------------------------------------------------------------------------------------------------------------------

  $    169,972   $   (28,792)  $    192,649   $    147,116  $    (20,945)  $     (1,061)  $        94   $       --   $  19,414,448

      (295,817)      603,446         23,921         46,471       (63,354)      (218,833)        1,419           --       9,081,033

       481,873     1,017,981        319,256       (447,508)    1,204,979        447,348        (3,517)          --      57,972,929
-----------------------------------------------------------------------------------------------------------------------------------
       356,028     1,592,635        535,826       (253,921)    1,120,680        227,454        (2,004)          --      86,468,410
-----------------------------------------------------------------------------------------------------------------------------------

     1,134,268       655,531        476,339        121,658       282,332         94,334         7,278       (1,329)     59,925,157
      (554,425)      (67,689)       (94,458)      (198,760)      (39,666)      (111,836)       (1,082)          --     (15,189,471)
    (3,673,565)    1,315,983       (854,529)      (640,897)     (131,603)       (31,123)       26,384           --         281,111
-----------------------------------------------------------------------------------------------------------------------------------

   (3,093,722)     1,903,825       (472,648)      (717,999)      111,063        (48,625)       32,580       (1,329)     45,016,797
-----------------------------------------------------------------------------------------------------------------------------------
   (2,737,694)     3,496,460         63,178       (971,920)    1,231,743        178,829        30,576       (1,329)    131,485,207
-----------------------------------------------------------------------------------------------------------------------------------
     8,114,802       901,098      1,741,043      3,265,261     1,111,686      1,230,382        35,265        1,420     218,654,632
-----------------------------------------------------------------------------------------------------------------------------------
  $  5,377,108   $ 4,397,558   $  1,804,221   $  2,293,341  $  2,343,429   $  1,409,211   $    65,841   $       91   $ 350,139,839
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000 AND 1999

================================================================================
(1)  GENERAL

   Conseco Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
   Growth Portfolio (June 1, 1996)
   Leveraged AllCap Portfolio (June 1, 1995)
   MidCap Growth Portfolio (June 1, 1996)
   Small Capitalization Portfolio (June 1, 1995)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund (May 1, 1998)
   International Fund  (May 1, 1997)
   Value Fund (May 1, 1997)
BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund (June 1, 1996)
   Growth and Income Fund (June 1, 1996)
   International Fund (May 1, 1997)
   New Generation Fund (May 1, 2000)
   Small Company Growth Fund (June 1, 1996)
CONSECO SERIES TRUST
   Balanced Portfolio (July 25, 1994)
   Conseco 20 Focus
   Portfolio (May 1, 2000)
   Equity Portfolio (July 25, 1994)
   Fixed Income Portfolio (July 25, 1994)
   Government Securities Portfolio (July 25, 1994)
   High Yield Portfolio (May 1, 2000)
   Money Market Portfolio (July 25, 1994)
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)
DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES  (JUNE 1, 1995)
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II
INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
   Equity Income Fund
   High Yield Fund
JANUS ASPEN SERIES  (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
   Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
   Growth and Income Portfolio
MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
 (MAY 1, 1997)
   Limited Maturity Bond Portfolio
   Partners Portfolio
RYDEX VARIABLE TRUST (MAY 1, 2000)
   Nova Fund
   OTC Fund
SELIGMAN PORTFOLIOS, INC. (MAY 1, 2000)
   Communications and Information Portfolio
   Global Technology Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II (May 1, 1997)
STRONG OPPORTUNITY FUND II  (MAY 1, 1997)
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund (formerly Gold and Natural
   Resources Fund)  (June 1,1995)
   Worldwide Bond Fund  (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)
   Worldwide Real Estate Fund (May 1, 1998)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund are owned by a contract owner who has not transferred the funds.

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

CONSECO VARIABLE ANNUITY ACCOUNT E

DECEMBER 31, 2000 AND 1999

================================================================================

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

   Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the 1983 Group Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments are as follows:

                                               3% RATE          3% RATE
                                              DECEMBER 31,    DECEMBER 31,
                                                 2000             1999
---------------------------------------------------------------------------
The Alger American Fund:
   Leveraged AllCap Portfolio............      $0.780281           N/A
Berger Institutional Products Trust:
   Growth and Income Fund................       1.020760           N/A
Conseco Series Trust:
   Equity Portfolio......................       0.792184           N/A
   Fixed Income Portfolio................       1.013781           N/A
   Government Securities Portfolio.......       1.017808           N/A
   Money Market Portfolio................       1.016825     $1.000834
Dreyfus Stock Index Fund:................       0.939096           N/A
Federated Insurance Series:
   High Income Bond Fund II..............       0.833502      0.956791
   Utility Fund II.......................       0.892379           N/A
Neuberger Berman Advisers Management Trust:
   Partners Portfolio..............             0.983612      1.013185
Strong Variable Insurance Funds, Inc.:
   Mid Cap Growth Fund II................       1.075289           N/A
---------------------------------------------------------------------------
(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares were $223,860,179 and $139,192,174 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $142,779,194 and $74,610,705 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $4,700,897 and $3,319,669 for the years ended December 31, 2000 and 1999, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $1,340,256 and $1,055,120 for the years ended December 31, 2000 and 1999, respectively.

   The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $564,104 and $398,359 for the years ended December 31, 2000 and 1999, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

(6)  NET ASSETS

   Detail for net assets begins on the following page.

CONSECO VARIABLE ANNUITY ACCOUNT E

(6) NET ASSETS

AS OF DECEMBER 31, 2000

====================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                         CENTURY
                                                                                                                         VARIABLE
                                                                            THE ALGER AMERICAN FUNDS                     PORTFOLIOS
                                                            ---------------------------------------------------------   ------------

                                                                            LEVERAGED        MIDCAP        SMALL         INCOME AND
                                                               GROWTH         ALLCAP         GROWTH    CAPITALIZATION      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $    960,427   $  2,348,160   $   760,156   $  5,485,527    $        --
Activity subsequent to December 31, 1997:
Proceeds from sale of units
less proceeds of units redeemed since inception ..........    13,173,375     11,069,748     4,167,965        275,158      1,270,887
Undistributed net investment income (expense).............     2,994,662      2,163,659       858,090      5,158,923        (18,933)
Undistributed net realized gain (loss) on sales of
  investments ............................................     1,002,537      3,827,746       448,723     (2,976,178)        64,305
Net unrealized appreciation (depreciation) of investments.    (3,284,146)    (3,725,253)     (118,792)    (1,669,194)       (56,309)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $ 14,846,855   $ 15,684,060   $ 6,116,142   $  6,274,236    $ 1,259,950
====================================================================================================================================


                                                                  AMERICAN CENTURY
                                                                 VARIABLE PORTFOLIOS
                                                                     (CONTINUED)             BERGER INSTITUTIONAL PRODUCTS TRUST
                                                            ----------------------------  ------------------------------------------


                                                                                                         GROWTH AND
                                                            INTERNATIONAL      VALUE         GROWTH        INCOME      INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------

Net assets at December 31, 1997...........................  $    178,556   $    509,877   $   724,038   $  1,091,492   $  1,968,111
Activity subsequent to December 31, 1997:
Proceeds from sale of units less proceeds of units
  redeemed since inception ...............................       514,509      2,856,455     1,982,265     10,345,296       (255,755)
Undistributed net investment income (expense).............         3,237        486,551         1,343        103,930        (43,117)
Undistributed net realized gain (loss) on sales of
  investments ...........................................        645,590       (602,479)      540,112      2,263,518        180,854
Net unrealized appreciation (depreciation) of investments.        23,562        562,549      (256,293)        55,142        520,586
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $  1,365,454   $  3,812,953   $ 2,991,465   $ 13,859,378   $  2,370,679
====================================================================================================================================




                                                               BERGER INSTITUTIONAL                 CONSECO SERIES TRUST
                                                            PRODUCTS TRUST (CONTINUED)                  PORTFOLIOS
                                                          ------------------------------ -------------------------------------------
                                                                              SMALL
                                                                NEW          COMPANY                       CONSECO
                                                             GENERATION       GROWTH        BALANCED       20 FOCUS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $         --   $    220,861   $ 11,327,800   $         --  $ 19,302,079
Activity subsequent to December 31, 1997:
Proceeds from sale of units
  less proceeds of units redeemed since inception ........       512,420      6,046,327      4,444,795      1,106,601     7,189,038
Undistributed net investment income (expense).............        (2,963)        25,220      7,780,685         (2,758)   19,848,213
Undistributed net realized gain (loss) on sales
  of investments .........................................          (123)       733,017        793,638        (42,150)    1,043,130
Net unrealized appreciation (depreciation) of investments.      (162,171)      (338,183)    (1,078,653)      (301,754)   (4,338,404)
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $    347,163   $  6,687,242   $ 23,268,265   $    759,939  $ 43,044,056
====================================================================================================================================

                                                                                  CONSECO SERIES
                                                                            TRUST PORTFOLIOS (CONTINUED)
                                                            --------------------------------------------------------
                                                                                                                         DREYFUS
                                                                                                                         SOCIALLY
                                                               FIXED        GOVERNMENT        HIGH          MONEY       RESPONSIBLE
                                                               INCOME       SECURITIES        YIELD        MARKET         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Net assets at December 31, 1997...........................  $  5,318,446   $    443,047   $        --   $  3,540,038    $ 2,125,697
Activity subsequent to December 31, 1997:
Proceeds from sale of units
  less proceeds of units redeemed since inception ........     5,095,351      3,379,579       132,328      7,927,953      5,929,290
Undistributed net investment income (expense).............     1,116,766        439,806         1,738      1,124,396        337,353
Undistributed net realized gain (loss) on sales
  of investments .........................................      (213,736)      (175,556)           60             --      1,317,049
Net unrealized appreciation (depreciation) of investments.         3,595        148,637           246             --        110,238
------------------------------------------------------------------------------------------------------------------------------------
   Net assets.............................................  $ 11,320,422   $  4,235,513   $   134,372   $ 12,592,387    $ 9,819,627
====================================================================================================================================

====================================================================================================================================

                        DREYFUS VARIABLE                                                                    INVESCO VARIABLE
                        INVESTMENT FUNDS                     FEDERATED INSURANCE SERIES                     INVESTMENT FUNDS
                 --------------------------------- -----------------------------------------------    ------------------------------
     DREYFUS
      STOCK         DISCIPLINED     INTERNATIONAL    HIGH INCOME     INTERNATIONAL                        EQUITY
      INDEX            STOCK            VALUE          BOND II         EQUITY II        UTILITY II        INCOME        HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
$   16,292,345     $         --     $       --     $  2,948,127     $     392,160     $   1,041,698     $         --    $       --


    16,260,460        3,007,742        334,716          685,291         1,306,068         1,476,433          525,483      1,163,128
       763,827           14,515         41,742          860,436           280,219           377,517           34,657        261,082
     6,810,796           70,644            518         (434,408)          582,793           147,889           79,877       (486,021)
       (11,990)        (296,203)       (21,873)        (737,883)         (484,432)         (522,271)         (17,855)      (100,239)
------------------------------------------------------------------------------------------------------------------------------------
$   40,115,438     $  2,796,698     $  355,103     $  3,321,563     $   2,076,808     $   2,521,266     $    622,162    $   837,950
====================================================================================================================================



                                                          LAZARD RETIREMENT
         JANUS ASPEN SERIES PORTFOLIOS                    SERIES PORTFOLIOS
-------------------------------------------------  -----------------------------
                                                                                         LORD           MITCHELL
                                                                                        ABBETT          HUTCHINS
                                                                                        SERIES           SERIES
                                                                                         FUND             TRUST
   AGGRESSIVE                         WORLDWIDE                                         GROWTH           GROWTH
     GROWTH           GROWTH           GROWTH        EQUITY          SMALL CAP        AND INCOME       AND INCOME
--------------------------------------------------------------------------------------------------------------------
$    2,796,074   $    8,517,407   $   15,285,524   $         --     $        --       $         --     $         --


    18,581,282       10,602,747       13,194,813         88,628         528,645          1,122,748           60,087
     2,569,959        2,509,198        3,609,036         40,398           1,835             75,117           15,803
     3,019,779        6,651,613        6,200,630        100,495          25,857             44,445           28,257
    (6,475,364)      (3,732,198)       4,318,179        (21,426)         34,564            159,087           (5,139)
-----------------------------------------------------------------------------------------------------------------------------------
$   20,491,730   $   24,548,767   $   42,608,182   $    208,095     $   590,901       $  1,401,397     $     99,008
====================================================================================================================================


                                                                                                          STRONG
        NEUBERGER BERMAN                                                                                   VARIABLE
      ADVISERS MANAGEMENT                                                                                INSURANCE
       TRUST PORTFOLIOS                  RYDEX VARIABLE TRUST              SELIGMAN PORTFOLIOS             FUNDS
-------------------------------   --------------------------------  --------------------------------
                                                                   COMMUNICATIONS                                          STRONG
     LIMITED                                                             AND             GLOBAL           MID CAP        OPPORTUNITY
  MATURITY BOND      PARTNERS          NOVA            OTC           INFORMATION       TECHNOLOGY        GROWTH II         FUND II
-----------------------------------------------------------------------------------------------------------------------------------
$       26,171   $    1,240,625   $           --  $          --     $        --       $         --     $      101,377  $   305,763


     1,416,168        3,010,535          371,639      2,401,067         542,908            381,592         14,079,347    1,561,128
        98,525        1,316,861              780         44,078          46,422              9,039            984,179      522,951
       (49,966)      (1,167,497)          (6,573)      (136,360)        (35,468)           (12,841)         1,152,106      179,349
        34,724         (244,785)         (35,618)      (715,275)       (192,305)           (69,002)        (2,088,511)     (65,571)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,525,622   $    4,155,739   $      330,228  $   1,593,510     $   361,557       $    308,788     $   14,228,498  $ 2,503,620
====================================================================================================================================


                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
---------------------------------------------------------------------------------

                                                                      (NOTE 1)
                     EMERGING          HARD          REAL            OLD HARD            COMBINED
      BOND           MARKETS          ASSETS        ESTATE            ASSETS              TOTAL
---------------------------------------------------------------------------------    ---------------
$    3,462,503    $  1,916,263    $   4,533,186    $        --      $       223        $ 115,163,758


   (3,196,249)        (674,156)      (2,533,061)         76,829            (149)         173,539,454
      224,702          (35,482)         621,951             (22)             (2)          57,666,124
     (139,340)        (225,844)      (1,413,266)          1,925              --           29,839,446
      (54,099)          (6,335)         129,341           5,066              17          (25,121,993)
--------------------------------------------------------------------------------     ---------------
$     297,517     $    974,446    $   1,338,151    $     83,798      $       89        $ 351,086,789
====================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS





================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT E

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account E (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years (or other period as specified in footnote 1) in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the funds, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 12, 2001

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













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


================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT E
SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

   CONSECO VARIABLE  ANNUITY ACCOUNT E IS ISSUED BY CONSECO  VARIABLE  INSURANCE
                  COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN
   ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF CONSECO, INC.,
         A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S
    LEADING SOURCES FOR  INSURANCE, INVESTMENT  AND  LENDING  PRODUCTS,  HELPING
                13 MILLION   CUSTOMERS  STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.

                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032


                                                           CV-208 (2/01)   05962
                                     (c) 2001 Conseco Variable Insurance Company


                                                                 www.conseco.com



INSURANCE INVESTMENTS LENDING                                    [Logo Omitted]
-----------------------------------------------------------------   CONSECO